Capital Stock - Narrative (Details) $ in Millions	1 Months Ended		12 Months Ended
	Feb. 29, 2024 shares	Oct. 31, 2023 USD ($)	Dec. 31, 2023 USD ($) shares vote	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 USD ($) shares	Dec. 12, 2023 shares	Jun. 30, 2023 shares	Dec. 08, 2022 shares	Jul. 31, 2022 shares	Apr. 30, 2022 shares	Dec. 31, 2020 USD ($) shares
Disclosure of classes of share capital [line items]
Employee SBC expense (note 12) | $			$ 55.6	$ 51.0	$ 33.4
Risk free interest rate, share options granted			1.09%
Expected volatility, share options granted			43.00%
Option life, share options granted			7 years
Number of share options granted in share-based payment arrangement (in shares)			0	0	90,000.00
SBC cash settlement | $			$ 66.7	$ 0.0	$ 0.0
Number of share options exercised in share-based payment arrangement			20,000.00	20,000.00	20,000.00
DSUs
Disclosure of classes of share capital [line items]
Conversion rate, numerator (in shares)			1
SBC cash settlement | $		$ 9.2
DSUs | Eamon Ryan
Disclosure of classes of share capital [line items]
Number of shares owned (in shares)									300,000
Options
Disclosure of classes of share capital [line items]
Expiration period			10 years
Vesting period			4 years
PSUs
Disclosure of classes of share capital [line items]
Employee SBC expense (note 12) | $			$ 14.7	$ 12.3
Vesting period			3 years
TSR and Monte Carlo simulation premium			118.00%	116.00%	109.00%
Award requisite service period			3 years
RSUs
Disclosure of classes of share capital [line items]
Conversion rate, numerator (in shares)			1
Vesting period			3 years
RSUs | Eamon Ryan
Disclosure of classes of share capital [line items]
Number of shares owned (in shares)										30,000.00
RSUs & PSUs
Disclosure of classes of share capital [line items]
SBC cash settlement | $			$ 49.8
Cash payment for withholding taxes | $			$ 7.7
Bottom of range | PSUs
Disclosure of classes of share capital [line items]
Percentage of shares vested dependent on performance achievements (percent)			0.00%
Top of range | PSUs
Disclosure of classes of share capital [line items]
Percentage of shares vested dependent on performance achievements (percent)			200.00%
SVS
Disclosure of classes of share capital [line items]
Subordinate voting shares, number of votes per share | vote			1
Conversion rate, numerator (in shares)			1
Conversion of MVS into SVS in connection with the Secondary Offerings (in shares)			18,600,000
Number of shares issued (in shares)			119,000,000.0	103,000,000.0	106,100,000						110,500,000
Accrual for repurchase of stock under automatic share purchase plan | $			$ 2.7
Number of SVS repurchased for cancellation (in millions) (in shares)			2,700,000	3,140,000	4,400,000
SVS | LTIP
Disclosure of classes of share capital [line items]
Conversion rate, numerator (in shares)			1
Conversion rate, denominator (in shares)			1
Number of shares authorized (in shares)			29,000,000
Shares remaining in reserve for issuance (in shares)			9,900,000
SVS | CSUP
Disclosure of classes of share capital [line items]
Conversion rate, numerator (in shares)			1
Conversion rate, denominator (in shares)			1
SVS | 2020 NCIB
Disclosure of classes of share capital [line items]
Number of shares authorized to be repurchased (in shares)					9,000,000
Accrual for repurchase of stock under automatic share purchase plan | $					$ 7.5						$ 15.0
SVS | ASPP
Disclosure of classes of share capital [line items]
Number of shares authorized to be repurchased (in shares)					700,000
SVS | 2021 NCIB
Disclosure of classes of share capital [line items]
Number of shares authorized to be repurchased (in shares)								8,800,000
SVS | 2021 SBC ASPP
Disclosure of classes of share capital [line items]
Accrual for repurchase of stock under automatic share purchase plan | $					$ 33.8
SVS | 2021 SBC ASPP | Top of range
Disclosure of classes of share capital [line items]
Stock repurchase program, number of shares remaining					3,000,000.0
SVS | 2023 SBC ASPP
Disclosure of classes of share capital [line items]
Accrual for repurchase of stock under automatic share purchase plan | $			$ 7.5
SVS | 2023 SBC ASPP | Top of range
Disclosure of classes of share capital [line items]
Stock repurchase program, number of shares remaining			300,000
SVS | 2023 NCIB
Disclosure of classes of share capital [line items]
Number of shares authorized to be repurchased (in shares)						11,800,000
Stock repurchase program, number of shares remaining			11,800,000
SVS | 2023 NCIB | Top of range
Disclosure of classes of share capital [line items]
Number of shares authorized to be repurchased (in shares)			100,000
Multiple voting shares
Disclosure of classes of share capital [line items]
Subordinate voting shares, number of votes per share | vote			25
Conversion of MVS into SVS in connection with the Secondary Offerings (in shares)			(18,600,000)
Number of shares issued (in shares)			0	18,600,000	18,600,000						18,600,000
Number of SVS repurchased for cancellation (in millions) (in shares)			0	0	0
Preferred shares
Disclosure of classes of share capital [line items]
Number of shares issued (in shares)			0
Director
Disclosure of classes of share capital [line items]
Employee SBC expense (note 12) | $			$ 2.4	$ 2.2	$ 2.1
Director | DSUs | Carol Perry
Disclosure of classes of share capital [line items]
Number of shares owned (in shares)							200,000
Director | DSUs | William A. Etherington
Disclosure of classes of share capital [line items]
Number of shares owned (in shares)							500,000
Mr. Robert Mionis | Stock Options Exercised
Disclosure of classes of share capital [line items]
Number of share options exercised in share-based payment arrangement	300,000